Share-Based Payments - Share-Based Payments - Disclosure of Details of Breakdown of the Closing Balance BSA 2010 (Parenthetical) (Detail)	Dec. 31, 2017 EUR (€)
BSA2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 77